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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-05099

                      Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Cash Reserves Fund

 Schedule of Investments 3/28/13 (unaudited)

 Principal Amount ($)

 Floating

 Rate (d)

 S&P/Moody's

 Ratings

 Value

 CORPORATE BONDS - 0.4%

 Diversified Financials - 0.3%

 Consumer Finance - 0.3%

 1,000,000

 0.76

 AA-/Aa3

 Toyota Motor Credit Corp., Floating Rate Note, 10/11/13

 $

 1,002,596

 Asset Management & Custody Banks - 0.0%

 200,000

 0.63

 A+/A1

 State Street Corp., Floating Rate Note, 3/7/14

 $

 200,664

 Total Diversified Financials

 $

 1,203,260

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductors - 0.1%

 347,000

 0.47

 A+/A1

 Texas Instruments, Inc., Floating Rate Note, 5/15/13

 $

 347,096

 Total Semiconductors & Semiconductor Equipment

 $

 347,096

 TOTAL CORPORATE BONDS

 (Cost $1,550,356)

 $

 1,550,356

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.7%

 4,000,000

 0.42

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 3/17/14

 $

 4,007,404

 5,000,000

 0.24

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 3/24/14

 5,001,420

 3,000,000

 0.40

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 3/6/14

 3,004,809

 1,630,000

 0.26

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 6/26/13

 1,630,560

 440,000

 0.25

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 7/16/14

 440,171

 2,000,000

 0.23

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 7/29/13

 2,000,463

 1,000,000

 0.27

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 9/23/13

 1,000,624

 1,400,000

 0.25

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 1/2/14

 1,400,646

 1,930,000

 0.22

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 12/20/13

 1,930,581

 1,830,000

 0.18

 AA+/NR

 Federal Home Loan Banks, Floating Rate Note, 4/12/13

 1,829,989

 4,550,000

 0.31

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 5/2/13

 4,549,887

 5,635,000

 0.24

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 7/22/13

 5,635,268

 5,000,000

 0.17

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 7/25/13

 5,000,720

 3,000,000

 0.17

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 8/22/13

 3,000,358

 1,760,000

 0.43

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/18/13

 1,762,236

 2,980,000

 0.34

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/12/13

 2,981,524

 8,810,000

 0.29

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 3/4/14

 8,817,400

 1,840,000

 0.38

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 8/9/13

 1,841,621

 25,000,000

 AA+/Aaa

 U.S. Treasury Bills, 0.0%, 4/11/13

 24,999,413

 4,300,000

 AA+/Aaa

 U.S. Treasury Bills, 0.0%, 4/18/13

 4,299,827

 15,825,000

 AA+/Aaa

 U.S. Treasury Bills, 0.0%, 4/25/13

 15,824,356

 15,000,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 7/5/13

 14,997,843

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $115,957,120)

 $

 115,957,120

 MUNICIPAL BONDS - 30.4%

 Municipal Airport - 0.5%

 2,000,000

 0.11

 AAA/Aa1

 Metropolitan Washington Airports Authority, Floating Rate Note, 10/1/39

 $

 2,000,000

 Municipal Development - 8.1%

 12,235,000

 0.12

 AAA/Aaa

 Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38

 $

 12,235,000

 7,320,000

 0.14

 AA/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 11/1/35

 7,320,000

 1,000,000

 0.13

 AA/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 11/1/35

 1,000,000

 2,000,000

 0.13

 NR/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 2,000,000

 7,810,000

 0.10

 AA/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 7,810,000

 $

 30,365,000

 Municipal Education - 0.9%

 3,235,000

 0.21

 A+/NR

 Illinois Finance Authority, Floating Rate Note, 9/1/41

 $

 3,235,000

 Higher Municipal Education - 11.5%

 5,610,000

 0.10

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/33

 $

 5,610,000

 6,065,000

 0.12

 AAA/Aa1

 District of Columbia, Floating Rate Note, 4/1/41

 6,065,000

 7,515,000

 0.10

 AA/Aa2

 Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36

 7,515,000

 6,255,000

 0.13

 AA+/Aa1

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 7/1/39

 6,255,000

 10,390,000

 0.11

 AAA/Aaa

 University of Michigan, Floating Rate Note, 12/1/29

 10,390,000

 7,570,000

 0.09

 AAA/Aaa

 University of Texas System, Floating Rate Note, 8/1/34

 7,570,000

 $

 43,405,000

 Municipal Medical - 9.0%

 3,190,000

 0.15

 NR/Aa3

 City of Minneapolis Minnesota, Floating Rate Note, 11/15/35

 $

 3,190,000

 5,625,000

 0.12

 AAA/Aa3

 City of Minneapolis MN , Floating Rate Note, 11/15/34

 5,625,000

 11,020,000

 0.14

 AA/NR

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 11,020,000

 4,415,000

 0.14

 AA/NR

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 4,415,000

 8,650,000

 0.10

 AAA/Aaa

 Loudoun County Industrial Development Authority, Floating Rate Note, 2/15/38

 8,650,000

 1,200,000

 0.12

 AAA/A1

 University of Wisconsin Hospitals & Clinics Authority, Floating Rate Note, 4/1/29

 1,200,000

 $

 34,100,000

 Municipal Obligation - 0.4%

 1,485,000

 0.13

 AA+/NR

 State of Washington, Floating Rate Note, 7/1/13

 $

 1,485,000

 TOTAL MUNICIPAL BONDS

 (Cost $114,590,000)

 $

 114,590,000

 TEMPORARY CASH INVESTMENTS - 37.2%

 Commercial Paper - 6.8%

 350,000

 0.56

 NR/NR

 Bank of Nova Scotia Houston, Floating Rate Note, 1/3/14

 $

 350,517

 3,500,000

 0.13

 NR/NR

 Johns Hopkins University, Floating Rate Note, 4/4/13

 3,500,000

 107,000

 A+/Aa3

 JP Morgan Chase Bank NA, 0.0%, 4/15/13

 106,990

 18,700,000

 NR/NR

 National Australia Funding Delaware, Inc., 0.0%, 4/1/13

 18,700,000

 392,000

 AA-/Aa1

 Oversea-Chinese Banking Corp, Ltd., 0.0%, 4/1/13

 391,994

 600,000

 AA-/Aa1

 Oversea-Chinese Banking Corp, Ltd., 0.0%, 4/8/13

 599,978

 1,000,000

 AA-/Aa3

 Toyota Motor Credit Corp., 0.0%, 4/2/13

 999,998

 1,000,000

 0.19

 NR/NR

 Wells Fargo Bank NA, Floating Rate Note, 9/13/13

 1,000,000

 $

 25,649,477

 Repurchase Agreements - 30.4%

 30,035,000

 NR/Aaa

 Deutschebank AG, 0.15%, dated 3/28/13, repurchase price of

 $30,035,000 plus accrued interest on 4/1/13 collateralized by $30,635,721

 U.S. Treasury Strip, 0.0-2.625%, 8/15/13-2/15/35

 $

 30,035,000

 29,685,000

 NR/Aaa

 Bank of Nova Scotia, Inc., 0.19%, dated 3/28/13, repurchase price of

 $29,685,000 plus accrued interest on 4/1/13 collateralized by $30,278,861

 Freddie Mac Giant, 3.5%, 6/1/42

 29,685,000

 29,035,000

 NR/Aaa

 Bank of Nova Scotia, Inc., 0.19%, dated 3/28/13, repurchase price of

 $29,685,000 plus accrued interest on 4/1/13 collateralized by $30,278,861

 Freddie Mac Giant, 3.5%, 6/1/42

 29,035,000

 26,035,000

 NR/Aaa

 TD Securities, Inc., 0.125%, dated 3/28/13, repurchase price of

 $26,035,000 plus accrued interest on 4/1/13 collateralized by $26,555,789

 U.S. Treasury Notes, 0.625%, 5/31/17

 26,035,000

 $

 114,790,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $140,439,477)

 $

 140,439,477

 TOTAL INVESTMENT IN SECURITIES - 98.7%

 (Cost $372,536,953) (a)

 $

 372,536,953

 OTHER ASSETS & LIABILITIES - 1.3%

 $

 4,850,222

 TOTAL NET ASSETS - 100.0%

 $

 377,387,175

 NR

 Not rated by either S&P or Moody's.

 (a)

 At March 28, 2013, cost for federal income tax purposes was $372,536,953.

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 28, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
1,550,356

$
-

$
1,550,356

 US Government Agency Obligations

-

115,957,120

-

115,957,120

 Municipal Bonds

-

114,590,000

-

114,590,000

 Commercial paper

-

25,649,477

-

25,649,477

 Repurchase Agreements

-

114,790,000

-

114,790,000

 Total

$
-

$
372,536,953

$
-

$
372,536,953

 During the year ended March 28, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Money Market Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date May 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date May 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date May 30, 2013 * Print the name and title of each signing officer under his or her signature.